Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands, R$ in Millions																					1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2028 USD ($)	Feb. 28, 2028 BRL (R$)	Feb. 28, 2027 USD ($)	Feb. 28, 2027 BRL (R$)	Feb. 28, 2026 USD ($)	Feb. 28, 2026 BRL (R$)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 BRL (R$)	Jan. 29, 2025 shares	Aug. 30, 2024 USD ($) shares	Aug. 27, 2024 shares	Aug. 26, 2024 shares	Jul. 16, 2024 USD ($) shares	May 16, 2024 USD ($) shares	Apr. 01, 2024 USD ($) shares	Feb. 28, 2024 USD ($) shares	Jan. 31, 2024 shares	Jan. 10, 2024 USD ($) shares	Nov. 30, 2023 USD ($) shares	Jun. 15, 2023 USD ($) shares	Feb. 29, 2024 shares	Dec. 31, 2024 USD ($) subsidiaries $ / shares shares	Dec. 31, 2024 USD ($) subsidiaries $ / shares shares	Dec. 31, 2024 USD ($) subsidiaries $ / shares shares	Dec. 31, 2024 USD ($) shares subsidiaries $ / shares	Dec. 31, 2024 USD ($) subsidiaries $ / shares shares	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($) votingRightsPerShare subsidiaries $ / shares shares	Dec. 31, 2024 USD ($) Rate subsidiaries $ / shares shares	Dec. 31, 2023 USD ($) Rate shares	Dec. 31, 2022 USD ($) Rate shares	Dec. 31, 2024 BRL (R$) subsidiaries shares	Dec. 23, 2024	Aug. 01, 2024
Disclosure of classes of share capital [line items]
Par value per share (USD per share) | $ / shares																						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Capital | $																						$ 15	$ 15	$ 15	$ 15	$ 15		$ 15	$ 15	$ 15
Number of shares authorised																						1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000		1,000,000,000	1,000,000,000			1,000,000,000
Number of shares issued (in shares)																						153,586,168	153,586,168	153,586,168	153,586,168	153,586,168		153,586,168	153,586,168	148,253,938		153,586,168
Lock in period of common shares																							5 years
Percentage of relevant collateral shares used as a basis																										50.00%
Weighted average number of ordinary shares used in calculating diluted earnings per share (in shares)																									153,921,883					148,679,965	147,226,334
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)																									153,293,782					148,207,379	147,221,698
Number of subsidiaries with non-controlling interests | subsidiaries																						5	5	5	5	5		5	5			5
Gross obligation under put option | $																								$ 14,000						$ 81,600
Noncontrolling Interest, Gross Obligations Under Put Option | $																															$ 55,490
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | Rate																													0
Transfer to retained earnings | $																								$ 0
Maximum number of shares under the Matching program																						924,008	924,008	924,008	924,008	924,008		924,008	924,008			924,008
VBI call option exercised [Member]
Disclosure of classes of share capital [line items]
Percentage of exercise of options																																		50.00%
Non-controlling interests [member]
Disclosure of classes of share capital [line items]
Noncontrolling Interest, Gross Obligations Under Put Option | $																															$ (55,490)
Additional paid-in capital [member]
Disclosure of classes of share capital [line items]
Transfer to retained earnings | $																								$ 48,359
Igah [Member]
Disclosure of classes of share capital [line items]
Proceeds from issuing shares	$ 600	R$ 3.9	$ 1,100	R$ 6.7	$ 1,100	R$ 6.7	$ 500	R$ 2.9																600			R$ 4.1
Percentage of exercise of options																																	29.72%
VBI Real Estate Gestão de Carteiras S.A. [Member]
Disclosure of classes of share capital [line items]
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)																									273,000
Share purchase agreement																						$ 9,200	$ 9,200	$ 9,200	$ 9,200	$ 9,200		$ 9,200	$ 9,200			R$ 50.0
Performance Restricted Share Units (PSUs)
Disclosure of classes of share capital [line items]
Number of shares authorized to be issued (in shares)																						5,380,000	5,380,000	5,380,000	5,380,000	5,380,000		5,380,000	5,380,000		600,000	5,380,000
Performance Restricted Share Units (PSUs) | Grant A
Disclosure of classes of share capital [line items]
Number of shares authorized to be issued (in shares)																						101,408	101,408	101,408	101,408	101,408		101,408	101,408			101,408
Granted (in shares)																									84,506				0	0	85,000
Number of other equity instruments to be granted subject to requirements being met (in shares)																									16,902
Performance Restricted Share Units (PSUs) | Grant B
Disclosure of classes of share capital [line items]
Number of shares authorized to be issued (in shares)																						357,132	357,132	357,132	357,132	357,132		357,132	357,132			357,132
Granted (in shares)																									297,610				0	298,000	0
Number of other equity instruments to be granted subject to requirements being met (in shares)																									59,522
Performance Restricted Share Units (PSUs) | Grant C [Member]
Disclosure of classes of share capital [line items]
Number of shares authorized to be issued (in shares)																						3,387,278	3,387,278	3,387,278	3,387,278	3,387,278		3,387,278	3,387,278			3,387,278
Granted (in shares)																									2,822,732				2,823,000	0	0
Number of other equity instruments to be granted subject to requirements being met (in shares)																									564,546
Performance Restricted Share Units (PSUs) | IPO Grant
Disclosure of classes of share capital [line items]
Number of shares authorized to be issued (in shares)																						410,115	410,115	410,115	410,115	410,115		410,115	410,115			410,115
Granted (in shares)																									289,183				0	0	0
Number of other equity instruments to be granted subject to requirements being met (in shares)																									120,932
Expense from share-based payment transactions with employees | $																								$ 7,454						$ 1,465	$ 731
Restricted Stock Units (“RSUs”) [Member] | Grant C [Member]
Disclosure of classes of share capital [line items]
Granted (in shares) | Rate																													544,000	0	0
Number of other equity instruments to be granted subject to requirements being met (in shares)																									543,953
Pátria Investimentos Ltda. [Member]
Disclosure of classes of share capital [line items]
Capital | $																						$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000		$ 100,000	$ 100,000
Number of shares outstanding																						153,586,168	153,586,168	153,586,168	153,586,168	153,586,168		153,586,168	153,586,168			153,586,168
Number of shares issued (in shares)																						153,586,168	153,586,168	153,586,168	153,586,168	153,586,168		153,586,168	153,586,168			153,586,168
Class A Common Share [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised																						500,000,000	500,000,000	500,000,000	500,000,000	500,000,000		500,000,000	500,000,000			500,000,000
Common stock, voting rights | votingRightsPerShare																												1
Class A Common Share [Member] | Carried Interest Allocation [Member]
Disclosure of classes of share capital [line items]
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)																									465,000
Issuance of Class A common shares | $																						$ 10,300	$ 10,300	$ 10,300	$ 10,300	$ 10,300		$ 10,300	$ 10,300
Class A Common Share [Member] | CSHG transaction bonus [Member]
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)												304,786
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)																									136,000
Class A Common Share [Member] | Nexus transaction [Member]
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)												245,355	903,988
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)																									531,000
Class A Common Share [Member] | VBI call option exercised [Member]
Disclosure of classes of share capital [line items]
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)																									981,000
Percentage of exercise of options																																		50.00%
Purchase consideration																						28,300	28,300	28,300	$ 28,300	28,300		28,300	28,300			R$ 175.3
Class A Common Share [Member] | Share based incentive plans [Member]
Disclosure of classes of share capital [line items]
Weighted average number of ordinary shares used in calculating diluted earnings per share (in shares)																									256,000
Class A Common Share [Member] | CSHG deferred consideration – with vesting requirements [Member]
Disclosure of classes of share capital [line items]
Weighted average number of ordinary shares used in calculating diluted earnings per share (in shares)																									149,000
Total future compensation | $																						9,700	9,700	9,700	$ 9,700	9,700		9,700	9,700
Class A Common Share [Member] | Moneda
Disclosure of classes of share capital [line items]
Weighted average number of ordinary shares used in calculating diluted earnings per share (in shares)																									223,000
Class A Common Share [Member] | VBI Real Estate Gestão de Carteiras S.A. [Member]
Disclosure of classes of share capital [line items]
Share purchase agreement																						$ 4,900	$ 4,900	$ 4,900	$ 4,900	$ 4,900		$ 4,900	$ 4,900			R$ 25.0
Class A Common Share [Member] | IPO | Blackstone
Disclosure of classes of share capital [line items]
Number of shares outstanding																						60,640,738	60,640,738	60,640,738	60,640,738	60,640,738		60,640,738	60,640,738			60,640,738
Class A Common [Member]
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)										1,398	303,388	245,355	903,988	740,634	337,992	595,898		1,879,977	378,267	682,741		323,600
Stock issued upon conversion of shares																						1	1	1	1	1		1	1			1
Proceeds from issuing shares | $										$ 3,700			$ 14,700	$ 10,300	$ 4,900	$ 12,500		$ 28,700	$ 5,400	$ 10,100
Class A Common [Member] | Moneda
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)									2,423,546								2,423,546	1,879,977
Class A Common [Member] | Moneda | Shares Issued
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)																		1,879,977
Class A Common [Member] | Employee profit sharing | Equity Incentive Program
Disclosure of classes of share capital [line items]
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)																					774,000
Class B Common Share [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised																						250,000,000	250,000,000	250,000,000	250,000,000	250,000,000		250,000,000	250,000,000			250,000,000
Common stock, voting rights | votingRightsPerShare																												10
Class B Common Share [Member] | Top of range
Disclosure of classes of share capital [line items]
Percentage of shares issued and outstanding to total number of shares outstanding																						10.00%	10.00%	10.00%	10.00%	10.00%		10.00%	10.00%			10.00%
Class B Common Share [Member] | IPO | Patria Holdings Ltd. And Monedas Former Partners
Disclosure of classes of share capital [line items]
Number of shares outstanding																						92,945,430	92,945,430	92,945,430	92,945,430	92,945,430		92,945,430	92,945,430			92,945,430
Common Shares or Shares with Preferred Rights
Disclosure of classes of share capital [line items]
Number of shares authorised																						250,000,000	250,000,000	250,000,000	250,000,000	250,000,000		250,000,000	250,000,000			250,000,000
Class B Common [Member]
Disclosure of classes of share capital [line items]
Stock issued upon conversion of shares																						0	0	0	0	0		0	0			0